                       AMERIPRISE CERTIFICATE COMPANY

                              SEMIANNUAL REPORT
                               TO SHAREHOLDER

                                JUNE 30, 2006



                                                           Report Number C-100
                                                                   ACC Reports
                                                            September 15, 2006

AMERIPRISE CERTIFICATE COMPANY
SEMIANNUAL REPORT TO SHAREHOLDER
June 30, 2006

TABLE OF CONTENTS

                                                                        Page

Balance Sheet                                                            2-3

Statement of Income                                                      4-5

Statement of Comprehensive Income                                          6

Statement of Shareholder's Equity                                          7

Statement of Cash Flows                                                    8

Investment of Securities in Unaffiliated Issuers                        9-22

AMERIPRISE CERTIFICATE COMPANY
BALANCE SHEET
June 30, 2006                                                                    Unaudited
-------------------------------------------------------------------------------------------
                                                                                (thousands)

ASSETS

QUALIFIED ASSETS

Investments in unaffiliated issuers:
  Cash and cash equivalents                                                     $    3,899
  Available-for-Sale securities, at fair value                                   4,591,840
  First mortgage loans on real estate and other loans, at cost                     437,583
  Certificate loans - secured by certificate reserves, at cost                      10,197
                                                                               ------------

Total investments                                                                5,043,519
                                                                               ------------

Receivables:
  Dividends and interest                                                            35,712
  Investment securities sold                                                         2,981
                                                                               ------------

Total receivables                                                                   38,693
                                                                               ------------

Equity index options, purchased                                                     58,180
                                                                               ------------

Total qualified assets                                                           5,140,392
                                                                               ------------

OTHER ASSETS

Deferred taxes, net                                                                 77,212
Due from parent for federal income taxes                                            14,117
Due from other affiliates                                                              214
                                                                               ------------

Total other assets                                                                  91,543
                                                                               ------------

Total assets                                                                    $5,231,935
                                                                               ============

AMERIPRISE CERTIFICATE COMPANY
BALANCE SHEET (CONTINUED)
June 30, 2006                                                                    Unaudited
-------------------------------------------------------------------------------------------
                                                                                (thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY

LIABILITIES

Certificate Reserves
Installment certificates:
  Reserves to mature                                                            $   76,058
  Additional credits and accrued interest                                            2,371
  Advance payments and accrued interest                                                333
  Other                                                                                  2
Fully paid certificates:
  Reserves to mature                                                             4,750,329
  Additional credits and accrued interest                                           34,165
Due to unlocated certificate holders                                                    60
                                                                               ------------

Total certificate reserves                                                       4,863,318
                                                                               ------------

Accounts Payable and Accrued Liabilities:
  Due to Ameriprise Financial, Inc.                                                    222
  Due to other affiliates                                                            1,398
  Payable for investment securities purchased                                            5
  Equity index options, written                                                     22,734
  Other accrued liabilities                                                        145,140
                                                                               ------------

Total accounts payable and accrued liabilities                                     169,499
                                                                               ------------

Total liabilities                                                                5,032,817
                                                                               ------------

SHAREHOLDER'S EQUITY

Common stock, $10 par - 150,000 shares authorized and
  issued                                                                             1,500
Additional paid-in capital                                                         289,219
Retained earnings:
  Appropriated for predeclared additional credits/interest                           3,472
Accumulated other comprehensive loss, net of tax                                   (95,073)
                                                                               ------------

Total shareholder's equity                                                         199,118
                                                                               ------------

Total liabilities and shareholder's equity                                      $5,231,935
                                                                               ============

AMERIPRISE CERTIFICATE COMPANY
STATEMENT OF INCOME
Six Months Ended June 30, 2006                                                 Unaudited
-----------------------------------------------------------------------------------------
                                                                              (thousands)

INVESTMENT INCOME FROM UNAFFILIATED INVESTMENTS
Interest income:
  Bonds and notes                                                               $114,787
  Mortgage loans on real estate and other loans                                   14,556
  Certificate loans                                                                  287
Dividends                                                                            311
Equity index options                                                               6,095
Other                                                                                 86
                                                                               ----------

Total investment income                                                          136,122
                                                                               ----------


INVESTMENT EXPENSES
Ameriprise Financial, Inc. and affiliated company fees:
  Distribution                                                                    11,680
  Investment advisory and services                                                 5,572
  Transfer agency                                                                  1,954
  Depository                                                                         183
Other                                                                                915
                                                                               ----------

Total investment expenses                                                         20,304
                                                                               ----------

NET INVESTMENT INCOME BEFORE PROVISION
  FOR CERTIFICATE RESERVES AND INCOME TAX PROVISION                             $115,818
                                                                               ----------

AMERIPRISE CERTIFICATE COMPANY
STATEMENT OF INCOME (CONTINUED)
Six Months Ended June 30, 2006                                                 Unaudited
-----------------------------------------------------------------------------------------
                                                                              (thousands)
PROVISION FOR CERTIFICATE RESERVES
According to the terms of the certificates:
  Provision for certificate reserves                                             $ 3,369
  Interest on additional credits                                                     114
  Interest on advance payments                                                         6
Additional credits/interest authorized by ACC:
  On fully paid certificates                                                      93,241
  On installment certificates                                                      1,219
                                                                                ---------

Total provision for certificate reserves before reserve recoveries                97,949
Reserve recoveries from terminations prior to maturity                              (836)
                                                                                ---------

Net provision for certificate reserves                                            97,113
                                                                                ---------

NET INVESTMENT INCOME BEFORE INCOME TAX PROVISION                                 18,705
INCOME TAX PROVISION                                                               6,497
                                                                                ---------

NET INVESTMENT INCOME                                                             12,208
                                                                                ---------

NET REALIZED LOSS ON INVESTMENTS
Securities of unaffiliated issuers before income tax benefit                      (2,026)
Income tax benefit                                                                  (709)
                                                                                ---------

NET REALIZED LOSS ON INVESTMENTS                                                  (1,317)
                                                                                ---------

NET INCOME                                                                       $10,891
                                                                                =========

AMERIPRISE CERTIFICATE COMPANY
STATEMENT OF COMPREHENSIVE INCOME
Six Months Ended June 30, 2006                                                  Unaudited
------------------------------------------------------------------------------------------
                                                                               (thousands)

NET INCOME                                                                       $ 10,891
                                                                                ----------

OTHER COMPREHENSIVE (LOSS) INCOME

Unrealized losses on Available-for-Sale securities:
  Unrealized holding losses arising during period                                 (59,794)
  Income tax benefit                                                              (20,928)
                                                                                ----------
    Net unrealized holding losses arising during period                           (38,866)
                                                                                ----------

Reclassification adjustment for losses included in net income                       2,073
Income tax benefit                                                                    725
                                                                                ----------
    Net reclassification adjustment for losses included in net income               1,348
                                                                                ----------

Net unrealized losses on Available-for-Sale securities                            (37,518)
                                                                                ----------

Total comprehensive loss                                                         $(26,627)
                                                                                ==========

AMERIPRISE CERTIFICATE COMPANY
STATEMENT OF SHAREHOLDER'S EQUITY
Six Months Ended June 30, 2006                                                  Unaudited
------------------------------------------------------------------------------------------
                                                                               (thousands)

COMMON STOCK
  Balance at beginning and end of period                                         $  1,500
                                                                                ==========

ADDITIONAL PAID-IN CAPITAL
  Balance at beginning of period                                                 $323,844
  Dividend/return of capital to parent                                            (34,625)
                                                                                ----------

  Balance at end of period                                                       $289,219
                                                                                ==========

RETAINED EARNINGS
  APPROPRIATED FOR PREDECLARED ADDITIONAL
   CREDITS/INTEREST
    Balance at beginning of period                                               $  3,196
    Transferred from unappropriated retained earnings                                 261
                                                                                ----------

    Balance at end of period                                                     $  3,457
                                                                                ==========

APPROPRIATED FOR ADDITIONAL INTEREST ON ADVANCE PAYMENTS
  Balance at beginning and end of period                                         $     15
                                                                                ==========

UNAPPROPRIATED
  Balance at beginning of period                                                 $  4,745
  Net income                                                                       10,891
  Dividend/return of capital to parent                                            (15,375)
  Transferred to appropriated retained earnings                                      (261)
                                                                                ----------

  Balance at end of period                                                       $      -
                                                                                ==========

ACCUMULATED OTHER COMPREHENSIVE LOSS, NET OF TAX
  Balance at beginning of period                                                 $(57,555)
  Net other comprehensive loss                                                    (37,518)
                                                                                ----------

  Balance at end of period                                                       $(95,073)
                                                                                ==========

TOTAL SHAREHOLDER'S EQUITY                                                       $199,118
                                                                                ==========

AMERIPRISE CERTIFICATE COMPANY
STATEMENT OF CASH FLOWS
Six Months Ended June 30, 2006                                                    Unaudited
---------------------------------------------------------------------------------------------
                                                                                 (thousands)

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                       $    10,891
Adjustments to reconcile net income to net
 cash provided by operating activities:
  Interest added to certificate loans                                                   (177)
  Amortization of premiums, accretion of discounts, net                                5,954
  Deferred taxes, net                                                                  3,257
  Net realized loss on investments before income tax provision                         2,026
  Changes in other operating assets and liabilities:
    Equity index options purchased and written, net                                      368
    Due to Parent - federal income taxes                                             (16,372)
    Dividends and interest receivable                                                  3,430
    Other assets and liabilities, net                                                 (5,109)
                                                                                -------------

Net cash provided by operating activities                                              4,268
                                                                                -------------

CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale investments:
  Sales                                                                              203,645
  Maturities and redemptions                                                         434,973
  Purchases                                                                          (32,365)
Other investments:
  Sales                                                                                8,419
  Maturities and redemptions                                                          58,183
  Purchases                                                                          (73,411)
Certificate loans:
  Payments                                                                               881
  Fundings                                                                              (617)
Changes in amounts due to and from brokers, net                                       (5,881)
                                                                                -------------

Net cash provided by investing activities                                            593,827
                                                                                -------------

CASH FLOWS FROM FINANCING ACTIVITIES
Payments from certificate owners                                                     849,441
Provision for certificate reserves                                                    97,113
Certificate maturities and cash surrenders                                        (1,730,850)
Proceeds from reverse repurchase agreements                                          684,000
Payments on reverse repurchase agreements                                           (563,000)
Dividend/return of capital paid to parent                                            (50,000)
                                                                                -------------

Net cash used in financing activities                                               (713,296)
                                                                                -------------

Net decrease in Cash and Cash Equivalents                                           (115,201)
Cash and Cash Equivalents at beginning of period                                     119,100
                                                                                -------------

Cash and cash equivalents at end of period                                       $     3,899
                                                                                =============

SUPPLEMENTAL DISCLOSURES:
Income taxes paid                                                                $    18,863
Certificate maturities and surrenders through loan reductions                    $     1,021

AMERIPRISE CERTIFICATE COMPANY                                                                                          SCHEDULE 1
INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS
AT JUNE 30, 2006
(IN THOUSANDS, EXCEPT WHERE INDICATED OTHERWISE)

                                                                     BAL HELD AT
                                                                     06/30/2006
                                                                    PRINCIPAL AMT                           VALUE AT
                                                                   OF BONDS & NOTES        COST            06/30/2006
ISSUER NAME AND ISSUER TITLE                                        OR # OF SHARES     (NOTES a & c)        (NOTE a)
---------------------------------------------                      -------------------------------------------------------------
BONDS AND NOTES

U.S. GOVERNMENT
U.S. Government-Direct Obligations
FNMA COLLATERAL - MUNI                       2008      4.000%             15,000             14,996           14,523
FNMA COLLATERAL - MUNI                       2012      4.450%              6,531              6,531            6,166
US TREASURY                                  2008      5.625%                200                205              202
US TREASURY                                  2014      4.750%                165                171              161
TOTAL - U.S. GOVERNMENT-DIRECT OBLIGATIONS                                21,896             21,903           21,052

TOTAL - U.S. GOVERNMENT                                                   21,896             21,903           21,052

MORTGAGE BACKED SECURITIES
Mortgage Backed Securities
AESOP FUNDING II LLC AESOP_03-               2009      3.720%              7,500              7,584            7,246 (d)
AESOP_05-4                                   2010      4.400%             18,000             17,995           17,287 (d)
AESOP_2003-2                                 2009      3.610%              4,700              4,653            4,542 (d)
ALPS_05-1                                    2030      5.530%              4,604              4,604            4,611 (d)
AMCAR_04-BM                                  2011      2.670%              4,200              4,161            4,087
ARMT_2004-2                                  2035      5.253%              4,552              4,598            4,497
BAA_2003-1                                   2033      5.000%              4,351              4,375            4,217
BACM_03-1                                    2036      3.878%              8,718              8,671            8,265
BACM_2004-5                                  2041      4.176%             12,000             12,019           11,505
BALL_01-FM                                   2016      6.119%              2,890              2,890            2,925 (d)
BANC OF AMERICA FUNDING CORP B               2035      5.398%              8,361              8,418            8,258
BANK OF AMERICA MORTGAGE SECUR               2033      4.157%             15,000             14,939           14,551
BANK ONE ISSUANCE TRUST BOIT                 2011      3.860%             13,400             13,398           12,950
BEAR STEARNS ALT-A TRUST BALTA               2035      4.710%             10,751             10,730           10,398
BEAR STEARNS ALT-A TRUST BALTA               2035      5.254%              4,710              4,724            4,618
BOAMS_04-B                                   2034      3.961%              9,331              9,304            9,094
BOAMS_04-F_2A6                               2034      4.152%             10,000              9,816            9,538
BOAMS_04G                                    2034      4.570%              8,554              8,432            8,526
BOAMS_2004-E                                 2034      4.113%             15,000             14,889           14,385
BOAMS_2004-E                                 2034      4.034%              5,888              5,668            5,999
BOAMS_2004-H                                 2034      4.454%              4,842              4,795            4,745
BSARM_2003-2                                 2033      3.990%              6,529              6,553            6,393 (d)
BSCMS_03-TOP10                               2040      4.000%              7,306              7,329            6,932
BSCMS_2004-PWR5                              2042      4.254%              7,200              7,226            6,854
BVMBS_05-1                                   2035      4.475%             14,220             14,175           13,331
CARAT_2004-2                                 2007      3.120%              1,894              1,894            1,892
CARAT_2004-2                                 2009      3.920%             10,000              9,890            9,693
CDCSC_02-FX1                                 2019      5.252%              8,039              8,057            7,967
CDTIM_05-1A                                  2017      4.670%              6,123              6,123            5,925 (d)
CENTEX HOME EQUITY CHECK_03-A                2031      3.750%              2,624              2,602            2,569
CIT EQUIPMENT COLLATERAL 2004-               2008      3.500%              3,339              3,339            3,284
CMAC_98-C1                                   2031      6.490%              5,403              5,633            5,460
CMLTI_05-3                                   2035      4.692%              8,940              8,894            8,662
CNH_05-A                                     2007      3.640%              6,724              6,724            6,701
COAFT_02-B                                   2009      3.320%              4,870              4,896            4,852
COMM_04-LNB3                                 2037      4.713%              7,500              7,518            7,290
COUNTRYWIDE HOME EQUITY LOAN C               2034      5.479%              2,858              2,857            2,864
COUNTRYWIDE HOME LOANS CWHL_05               2036      5.503%              2,061              2,060            2,042
COUNTRYWIDE HOME LOANS CWHL_05               2035      5.371%              6,420              6,420            6,436



                                     9


                                                                     BAL HELD AT
                                                                     06/30/2006
                                                                    PRINCIPAL AMT                           VALUE AT
                                                                   OF BONDS & NOTES        COST            06/30/2006
ISSUER NAME AND ISSUER TITLE                                        OR # OF SHARES     (NOTES a & c)        (NOTE a)
---------------------------------------------                      -------------------------------------------------------------
CSFBMSC_04-C2                                2036      3.819%              6,088              5,951            5,691
CWALT_05-24                                  2035      5.321%             11,875             12,000           11,949
CWALT_05-27                                  2035      5.455%             15,961             16,124           15,961
CWA_2004-33                                  2034      4.950%              4,929              4,960            4,961
CWA_2004-J7                                  2034      4.673%              6,722              6,708            6,600
CWHEL_04-K                                   2034      5.499%              2,700              2,704            2,709
CWHEL_04-R                                   2030      5.449%              3,650              3,650            3,658
CWHEL_04-U                                   2034      5.469%              4,015              4,015            4,026
CWHEL_05-A                                   2035      5.439%              4,183              4,183            4,192
CWHEL_05-B                                   2035      5.379%              4,539              4,539            4,544
CWHEL_2004-N                                 2034      5.479%              2,699              2,697            2,707
CWHEL_2004-S                                 2030      5.439%              3,671              3,671            3,679
CWHL_04-12                                   2034      4.578%              7,485              7,409            7,228
CWHL_05-HYB7                                 2035      5.789%             21,782             21,906           21,597
DART_05-2                                    2010      4.120%             13,653             13,653           13,514 (d)
DLJCMC_99-CG3                                2032      7.120%              1,384              1,383            1,386
DRAT_04-1                                    2008      3.500%              2,155              2,155            2,145 (d)
DSLAN_06-1                                   2046      5.926%              4,042              4,042            4,037 (d)
EQUITY ONE EQABS_2004-3                      2034      4.265%              9,352              9,400            9,295
EQUITY ONE EQABS_2004-3                      2034      5.100%             10,000             10,218            9,916
FANNIE MAE FNMA_03-28                        2022      5.000%              7,752              7,869            7,496
FANNIE MAE FNMA_04-3                         2034      3.750%              8,502              8,535            8,389
FANNIE MAE FNMA_05-40                        2030      5.000%             11,562             11,627           11,198
FANNIE MAE FNMA_99-8                         2014      6.000%              4,051              4,026            4,056
FHAMS_04-AA7                                 2035      4.734%              5,874              5,903            5,787
FHAMS_05-AA2                                 2035      5.114%              8,323              8,491            8,420
FHAMS_05-AA3                                 2035      5.374%             13,524             13,660           13,347
FHAT_2004-A4                                 2034      5.393%              4,989              5,031            4,986
FHLMC_2382                                   2030      5.500%              4,451              4,415            4,397
FHLMC_2473                                   2030      5.500%                748                746              748
FHLMC_2478                                   2021      5.250%              5,220              5,214            5,163
FHLMC_2619                                   2022      5.000%             18,129             18,501           17,475
FHLMC_2835                                   2032      4.500%             11,135             11,122           10,601
FHLMC_2872                                   2022      4.500%             10,000             10,012            9,484
FHLMC_2901                                   2033      4.500%              7,078              7,072            6,829
FHLMC_2907                                   2019      4.500%              7,742              7,738            7,425
FMGT_03-T5                                   2013      4.055%              6,451              6,451            6,200
FNMA COLLATERAL - MUNI                       2019      6.075%             12,212             12,467           12,197
FNMA COLLATERAL - MUNI                       2033      4.549%              9,797              9,657            9,330
FNMA COLLATERAL - MUNI 050973                2009      6.000%              1,842              1,821            1,838
FNMA COLLATERAL - MUNI 105989                2020      5.697%                223                235              227
FNMA COLLATERAL - MUNI 190726                2033      6.602%                776                793              785
FNMA COLLATERAL - MUNI 249907                2024      6.875%                663                674              673
FNMA COLLATERAL - MUNI 250670                2011      7.000%                268                268              273
FNMA COLLATERAL - MUNI 250671                2011      7.500%                789                789              808
FNMA COLLATERAL - MUNI 250857                2012      7.000%                752                750              770
FNMA COLLATERAL - MUNI 252259                2014      5.500%                 57                 56               56
FNMA COLLATERAL - MUNI 252344                2014      5.500%              4,060              3,975            4,017
FNMA COLLATERAL - MUNI 252381                2014      5.500%              3,929              3,841            3,864
FNMA COLLATERAL - MUNI 254010                2008      5.500%              1,039              1,036            1,030
FNMA COLLATERAL - MUNI 254195                2017      5.500%              6,444              6,427            6,337
FNMA COLLATERAL - MUNI 254508                2012      5.000%             11,277             11,479           11,052
FNMA COLLATERAL - MUNI 254584                2012      5.000%             17,475             17,716           17,123
FNMA COLLATERAL - MUNI 254586                2013      5.000%             27,295             27,848           26,745
FNMA COLLATERAL - MUNI 254590                2018      5.000%             22,927             23,097           22,132
FNMA COLLATERAL - MUNI 254591                2018      5.500%             12,082             12,478           11,882
FNMA COLLATERAL - MUNI 254663                2013      5.000%              3,896              3,947            3,817
FNMA COLLATERAL - MUNI 254720                2018      4.500%             65,660             65,954           62,270



                                     10


                                                                     BAL HELD AT
                                                                     06/30/2006
                                                                    PRINCIPAL AMT                           VALUE AT
                                                                   OF BONDS & NOTES        COST            06/30/2006
ISSUER NAME AND ISSUER TITLE                                        OR # OF SHARES     (NOTES a & c)        (NOTE a)
---------------------------------------------                      -------------------------------------------------------------
FNMA COLLATERAL - MUNI 303259                2025      6.037%                807                830              816
FNMA COLLATERAL - MUNI 303445                2009      5.500%              1,213              1,189            1,203
FNMA COLLATERAL - MUNI 303970                2024      6.000%              2,995              2,956            2,964
FNMA COLLATERAL - MUNI 313042                2011      7.000%                581                581              592
FNMA COLLATERAL - MUNI 313522                2012      7.000%              1,437              1,441            1,464
FNMA COLLATERAL - MUNI 313561                2012      8.000%                805                815              834
FNMA COLLATERAL - MUNI 323290                2013      6.000%                138                137              139
FNMA COLLATERAL - MUNI 323748                2014      6.500%              2,322              2,278            2,354
FNMA COLLATERAL - MUNI 323833                2014      6.000%              1,214              1,203            1,218
FNMA COLLATERAL - MUNI 36225                 2016      9.000%                 11                 11               11
FNMA COLLATERAL - MUNI 367005                2012      7.000%                605                602              618
FNMA COLLATERAL - MUNI 386642                2008      3.930%             11,484             11,682           11,075
FNMA COLLATERAL - MUNI 509806                2014      6.500%                892                884              905
FNMA COLLATERAL - MUNI 51617                 2017     10.000%                 11                 12               12
FNMA COLLATERAL - MUNI 545249                2016      5.500%              7,496              7,523            7,371
FNMA COLLATERAL - MUNI 545303                2016      5.000%              9,017              8,897            8,705
FNMA COLLATERAL - MUNI 545400                2017      5.500%             10,292             10,241           10,120
FNMA COLLATERAL - MUNI 545492                2022      5.500%              3,235              3,203            3,150
FNMA COLLATERAL - MUNI 545679                2022      5.500%              6,556              6,386            6,384
FNMA COLLATERAL - MUNI 545786                2032      5.517%              2,472              2,482            2,414
FNMA COLLATERAL - MUNI 555724                2018      4.500%              9,599              9,553            9,094
FNMA COLLATERAL - MUNI 566074                2031      5.858%                827                825              826
FNMA COLLATERAL - MUNI 584507                2031      5.665%              1,168              1,163            1,184
FNMA COLLATERAL - MUNI 584829                2016      6.000%              2,434              2,416            2,443
FNMA COLLATERAL - MUNI 585743                2016      5.500%              7,272              7,304            7,151
FNMA COLLATERAL - MUNI 616220                2016      5.000%              6,368              6,253            6,147
FNMA COLLATERAL - MUNI 617270                2017      5.000%              7,157              7,073            6,910
FNMA COLLATERAL - MUNI 620293                2032      5.494%              2,694              2,673            2,670
FNMA COLLATERAL - MUNI 622462                2016      5.500%              5,775              5,707            5,678
FNMA COLLATERAL - MUNI 623866                2017      5.000%              8,758              8,733            8,455
FNMA COLLATERAL - MUNI 625943                2017      5.000%             12,625             12,590           12,187
FNMA COLLATERAL - MUNI 651629                2032      5.116%              1,274              1,276            1,258
FNMA COLLATERAL - MUNI 653342                2032      5.135%                846                850              859
FNMA COLLATERAL - MUNI 654158                2032      4.933%              2,826              2,829            2,775
FNMA COLLATERAL - MUNI 654195                2032      4.907%              3,809              3,811            3,727
FNMA COLLATERAL - MUNI 655646                2032      5.770%              1,964              1,965            1,966
FNMA COLLATERAL - MUNI 655798                2032      5.207%              4,759              4,747            4,690
FNMA COLLATERAL - MUNI 661349                2032      5.429%              1,270              1,272            1,260
FNMA COLLATERAL - MUNI 661501                2032      5.096%              1,813              1,819            1,788
FNMA COLLATERAL - MUNI 661744                2032      5.332%              2,994              3,003            2,964
FNMA COLLATERAL - MUNI 664521                2032      5.137%              3,338              3,349            3,293
FNMA COLLATERAL - MUNI 664750                2032      4.937%              1,951              1,954            1,927
FNMA COLLATERAL - MUNI 670731                2032      5.327%              4,984              5,004            4,792
FNMA COLLATERAL - MUNI 670779                2032      5.126%              6,916              6,952            6,688
FNMA COLLATERAL - MUNI 670890                2032      4.718%              7,405              7,422            7,248
FNMA COLLATERAL - MUNI 670912                2032      5.068%              5,627              5,642            5,446
FNMA COLLATERAL - MUNI 670947                2032      4.690%              6,288              6,308            6,151
FNMA COLLATERAL - MUNI 685479                2018      4.500%             22,577             22,716           21,389
FNMA COLLATERAL - MUNI 694852                2033      5.000%              5,728              5,831            5,557
FNMA COLLATERAL - MUNI 70007                 2017      5.825%                165                167              166
FNMA COLLATERAL - MUNI 701161                2018      4.500%             15,344             15,443           14,537
FNMA COLLATERAL - MUNI 70117                 2017      5.824%                 75                 75               75
FNMA COLLATERAL - MUNI 701269                2018      4.500%             17,662             17,771           16,732
FNMA COLLATERAL - MUNI 704592                2018      5.000%              9,766             10,077            9,427
FNMA COLLATERAL - MUNI 708635                2018      5.000%              7,230              7,456            6,978
FNMA COLLATERAL - MUNI 708646                2018      4.500%              9,899              9,925            9,379
FNMA COLLATERAL - MUNI 722779                2033      4.403%             12,020             12,046           11,093
FNMA COLLATERAL - MUNI 725558                2034      4.577%              3,958              3,920            3,831


                                     11


                                                                     BAL HELD AT
                                                                     06/30/2006
                                                                    PRINCIPAL AMT                           VALUE AT
                                                                   OF BONDS & NOTES        COST            06/30/2006
ISSUER NAME AND ISSUER TITLE                                        OR # OF SHARES     (NOTES a & c)        (NOTE a)
---------------------------------------------                      -------------------------------------------------------------
FNMA COLLATERAL - MUNI 725694                2034      4.766%              5,708              5,591            5,398
FNMA COLLATERAL - MUNI 725719                2033      4.843%              8,501              8,466            8,179
FNMA COLLATERAL - MUNI 733525                2033      3.957%             12,520             12,004           11,700
FNMA COLLATERAL - MUNI 739194                2033      5.049%              3,423              3,434            3,332
FNMA COLLATERAL - MUNI 743856                2033      4.731%              3,115              3,119            2,988
FNMA COLLATERAL - MUNI 758873                2033      4.487%              6,439              6,365            6,149
FNMA COLLATERAL - MUNI 774968                2034      4.788%              3,623              3,666            3,477
FNMA COLLATERAL - MUNI 794787                2034      5.165%              9,631              9,760            9,361
FNMA COLLATERAL - MUNI 799733                2034      5.058%              5,795              5,900            5,664
FNMA COLLATERAL - MUNI 801917                2034      5.014%             11,148             11,205           10,754
FNMA COLLATERAL - MUNI 804561                2034      4.440%              7,359              7,377            7,153
FNMA COLLATERAL - MUNI 809532                2035      4.933%              8,747              8,813            8,598
FNMA COLLATERAL - MUNI 834552                2035      4.895%              9,368              9,425            9,110
FNMA COLLATERAL - MUNI 88879                 2019      4.816%                272                274              271
FNMA COLLATERAL - MUNI 89125                 2019      5.999%                611                625              621
FNMA_02-10                                   2042      5.000%                206                206              205
FNMA_03-18                                   2043      4.610%             14,926             14,949           14,720
FNMA_04-81                                   2020      4.350%             12,500             12,502           11,931
FNMA_04-89                                   2022      4.500%             10,000              9,946            9,585
FNMA_2004-W8                                 2044      4.572%              5,944              5,936            5,880
FREDDIE MAC 1B0183                           2031      5.350%              2,083              2,060            2,075
FREDDIE MAC 350190                           2022      7.000%                 87                 92               89
FREDDIE MAC 405014                           2019      5.785%                124                124              125
FREDDIE MAC 405092                           2019      5.989%                128                127              129
FREDDIE MAC 405185                           2018      6.178%                291                290              293
FREDDIE MAC 405243                           2019      6.550%                126                127              127
FREDDIE MAC 405360                           2019      6.599%                 48                 48               48
FREDDIE MAC 405437                           2019      5.775%                104                104              106
FREDDIE MAC 405455                           2019      5.470%                116                116              118
FREDDIE MAC 405615                           2019      5.424%                215                217              217
FREDDIE MAC 605041                           2019      6.892%                 24                 24               24
FREDDIE MAC 605048                           2018      5.910%                134                134              135
FREDDIE MAC 605432                           2017      5.522%                137                137              138
FREDDIE MAC 605433                           2017      6.505%                271                272              273
FREDDIE MAC 605454                           2017      5.289%                495                492              497
FREDDIE MAC 606024                           2019      5.759%                251                249              252
FREDDIE MAC 606025                           2019      5.421%                764                766              764
FREDDIE MAC 630074                           2018      4.750%                 47                 46               47
FREDDIE MAC 780514                           2033      5.008%             13,540             13,900           13,120
FREDDIE MAC 780845                           2033      4.545%              6,839              6,645            6,692
FREDDIE MAC 780903                           2033      4.545%              6,879              6,814            6,530
FREDDIE MAC 781884                           2034      5.153%             43,920             44,463           42,459
FREDDIE MAC 785363                           2025      6.765%                438                442              451
FREDDIE MAC 785619                           2026      5.750%                235                235              238
FREDDIE MAC 785634                           2026      5.625%                202                202              206
FREDDIE MAC 788941                           2031      5.577%                717                706              712
FREDDIE MAC 840031                           2019      5.500%                 11                 12               12
FREDDIE MAC 840035                           2019      5.908%                116                115              117
FREDDIE MAC 840036                           2019      5.542%                158                160              160
FREDDIE MAC 840072                           2019      6.706%                106                106              106
FREDDIE MAC 845154                           2022      5.680%                287                298              291
FREDDIE MAC 845523                           2023      5.810%                240                247              242
FREDDIE MAC 845654                           2024      6.359%                662                672              679
FREDDIE MAC 845730                           2023      6.321%              1,125              1,159            1,156
FREDDIE MAC 845733                           2024      6.640%                975                990              987
FREDDIE MAC 846072                           2029      5.991%                376                386              383
FREDDIE MAC 846107                           2025      6.892%                296                304              301
FREDDIE MAC 865008                           2018      6.115%                502                510              509


                                     12


                                                                     BAL HELD AT
                                                                     06/30/2006
                                                                    PRINCIPAL AMT                           VALUE AT
                                                                   OF BONDS & NOTES        COST            06/30/2006
ISSUER NAME AND ISSUER TITLE                                        OR # OF SHARES     (NOTES a & c)        (NOTE a)
---------------------------------------------                      -------------------------------------------------------------
FREDDIE MAC FHLMC_2542                       2022      5.500%             11,739             12,020           11,527
FREDDIE MAC FHLMC_2548                       2022      5.500%             30,183             30,683           29,676
FREDDIE MAC FHLMC_2550                       2022      5.500%              8,750              8,907            8,580
FREDDIE MAC FHLMC_2556                       2022      5.500%             36,320             37,014           35,759
FREDDIE MAC FHLMC_2558                       2022      5.500%             11,267             11,452           11,052
FREDDIE MAC FHLMC_2574                       2022      5.000%              8,663              8,808            8,346
FREDDIE MAC FHLMC_2586                       2023      5.500%             11,239             11,502           11,001
FREDDIE MAC FHLMC_2595                       2022      5.500%             77,442             79,151           76,177
FREDDIE MAC FHLMC_2597                       2022      5.500%             34,015             34,807           33,395
FREDDIE MAC FHLMC_2603                       2022      5.500%             27,660             28,283           27,272
FREDDIE MAC FHLMC_2770                       2032      3.750%              9,576              9,542            9,021
FREDDIE MAC FHR_2931-QA                      2015      4.500%             15,306             15,407           15,045
FREDDIE MAC GOLD C90581                      2022      5.500%              3,540              3,514            3,446
FREDDIE MAC GOLD C90582                      2022      5.500%              2,199              2,183            2,140
FREDDIE MAC GOLD E00151                      2007      7.500%                 99                100              100
FREDDIE MAC GOLD E00383                      2010      7.000%                725                723              736
FREDDIE MAC GOLD E00388                      2010      7.000%                412                409              419
FREDDIE MAC GOLD E00426                      2011      6.500%                432                429              437
FREDDIE MAC GOLD E00484                      2012      6.500%                357                351              362
FREDDIE MAC GOLD E01140                      2017      6.000%              9,872             10,195            9,891
FREDDIE MAC GOLD E76761                      2014      6.500%              1,688              1,664            1,710
FREDDIE MAC GOLD E77557                      2014      6.500%                138                135              139
FREDDIE MAC GOLD E90153                      2017      6.000%              2,021              2,099            2,025
FREDDIE MAC GOLD E90154                      2017      6.000%              5,291              5,496            5,302
FREDDIE MAC GOLD E91041                      2017      5.000%              8,129              8,140            7,842
FREDDIE MAC GOLD E91491                      2012      5.000%              4,602              4,685            4,517
FREDDIE MAC GOLD E93341                      2012      5.000%             14,263             14,645           13,995
FREDDIE MAC GOLD E95403                      2018      5.000%              7,986              8,241            7,704
FREDDIE MAC GOLD E95556                      2013      4.500%              4,569              4,695            4,414
FREDDIE MAC GOLD E95562                      2013      4.500%              8,632              8,862            8,337
FREDDIE MAC GOLD E95671                      2018      5.000%             10,195             10,504            9,835
FREDDIE MAC GOLD E96172                      2013      4.500%             26,315             27,074           25,339
FREDDIE MAC GOLD G10364                      2010      7.000%                558                556              566
FREDDIE MAC GOLD G10665                      2012      7.000%              2,772              2,765            2,828
FREDDIE MAC GOLD G10949                      2014      6.500%              1,056              1,043            1,069
FREDDIE MAC GOLD G11004                      2015      7.000%                396                394              407
FREDDIE MAC GOLD G11193                      2016      5.000%              5,533              5,457            5,338
FREDDIE MAC GOLD G11298                      2017      5.000%              7,810              7,824            7,535
FREDDIE MAC GOLD G30227                      2023      5.500%              9,033              9,384            8,795
GCCF_02-C1                                   2013      3.357%              2,921              2,919            2,846
GCCF_03-C2                                   2036      4.022%              6,000              6,068            5,749
GECAF_2003-1A                                2015      5.873%             10,000             10,088            9,997 (d)
GECAF_2004-1A                                2013      5.493%             10,000             10,000            9,976 (d)
GECCMC_04-C2                                 2040      4.119%             12,700             12,570           12,083
GINNIE MAEII 8157                            2023      5.375%                500                509              501
GINNIE MAEII 8206                            2017      5.375%                236                233              236
GINNIE MAEII 8240                            2017      4.750%                100                 96              100
GINNIE MAEII 8251                            2017      4.750%                  9                  8                9
GINNIE MAEII 8274                            2017      5.125%                326                321              327
GINNIE MAEII 8283                            2017      5.125%                 43                 42               43
GINNIE MAEII 8293                            2017      5.125%                 82                 80               82
GINNIE MAEII 8341                            2018      4.375%                 15                 15               15
GINNIE MAEII 8353                            2018      4.375%                154                150              154
GINNIE MAEII 8365                            2018      4.375%                208                202              208
GINNIE MAEII 8377                            2018      4.750%                 76                 73               76
GINNIE MAEII 8428                            2018      5.125%                 30                 29               30
GINNIE MAEII 8440                            2018      5.125%                130                128              130
GINNIE MAEII 8638                            2025      4.375%                524                528              524


                                     13


                                                                     BAL HELD AT
                                                                     06/30/2006
                                                                    PRINCIPAL AMT                           VALUE AT
                                                                   OF BONDS & NOTES        COST            06/30/2006
ISSUER NAME AND ISSUER TITLE                                        OR # OF SHARES     (NOTES a & c)        (NOTE a)
---------------------------------------------                      -------------------------------------------------------------
GMACCMSI_2004-C3                             2041      4.207%              8,000              8,026            7,609
GMHE_2004-AR2                                2034      4.388%              6,474              6,488            6,319
GMHE_2004-AR2                                2034      5.230%              9,371              9,382            9,139
GNMA_02-48                                   2030      5.750%                308                307              307
GNMA_02-81                                   2025      3.815%             10,614             10,560           10,068
GNMA_03-17                                   2018      2.578%              8,392              8,358            7,933
GNMA_04-10                                   2031      4.043%              9,262              9,222            8,713
GNMA_04-19                                   2034      4.500%             11,208             11,246           10,868
GNMA_04-77                                   2020      4.585%              8,227              8,360            8,006
GNMA_05-02                                   2019      4.116%             11,181             11,181           10,803
GNMA_05-10                                   2021      4.031%              7,094              7,094            6,777
GNMA_2004-23                                 2027      3.629%             14,239             14,235           13,082
GNMA_2004-45                                 2021      4.020%              9,134              9,083            8,698
GNMA_2004-60                                 2018      4.104%              7,472              7,472            7,249
GNMA_2004-XX                                 2020      2.913%              7,829              7,665            7,414
GPMF_05-AR1                                  2045      5.563%             10,628             10,628           10,554
GPMF_05-AR5                                  2045      6.011%             18,311             18,730           18,723
GSAP_05-5                                    2045      6.252%             18,017             17,897           17,893 (d)
GSMS_2004-GG2                                2038      4.602%             12,215             12,324           11,863
GSR_04-10F                                   2019      4.500%              5,207              5,244            5,129
GSR_05-AR1                                   2035      4.946%             13,807             13,850           13,530
GSR_05-AR3                                   2035      5.029%             11,957             12,016           11,650
GSR_05-AR5                                   2035      5.188%             17,752             17,757           17,435
HARBORVIEW MORTGAGE LOAN TRUST               2034      4.782%              7,769              7,831            7,351
HERTZ CORP                                   2009      3.230%             15,000             14,997           14,158 (d)
HLMLT_2004-2                                 2035      5.519%              4,729              4,729            4,733
HOND_2004-3                                  2008      2.910%              6,810              6,810            6,702
HVMLT_04-11                                  2035      5.602%              8,513              8,513            8,545
HVMLT_04-5                                   2034      3.964%             10,000              9,689            9,631
HVMLT_04-7                                   2034      4.604%              8,036              7,967            7,915
HVMLT_05-15                                  2045      6.011%             22,906             23,445           23,443
HVMLT_05-2                                   2035      5.472%              6,821              6,821            6,825
HVMLT_05-8                                   2035      5.511%             14,243             14,385           14,386
HVMLT_2004-10                                2035      5.267%              4,638              4,670            4,604
HVMLT_2004-6                                 2034      4.691%              5,116              5,082            4,916
HVML_2004-4                                  2034      2.975%              4,698              4,653            4,608
IMPAC CMB TRUST IMM_05-5                     2035      5.643%              5,585              5,585            5,595
INDX_04-AR12                                 2034      5.713%              7,489              7,516            7,509
INDX_04-AR8                                  2034      5.723%              8,316              8,343            8,365
INDX_05-AR1                                  2035      5.211%              4,370              4,392            4,426
INDX_05-AR2                                  2035      5.663%              6,697              6,697            6,718
INDYMAC INDX MORTGAGE LOAN TRU               2035      5.213%             11,312             11,381           11,180
JPMCCMSC_03-CIBC6                            2037      4.393%              7,888              7,806            7,512
JPMCC_02-CIB5                                2037      4.372%              8,408              8,471            8,150
JPMCC_04-C2                                  2041      4.278%             10,083             10,070            9,792
JPMCMFC_04-C1                                2038      3.053%              5,041              4,965            4,790
LB-UBS COMM MORT TRUST LBUBSCM               2026      5.969%              7,500              7,505            7,512
LB-UBS COMM MORT TRUST LBUBSCM               2026      4.904%              7,500              7,510            7,432
LB-UBS COMM MORT TRUST LBUBSCM               2026      4.023%              5,500              5,509            5,340
LB-UBS COMM MORT TRUST LBUBSCM               2026      4.071%              8,103              8,146            7,786
LB-UBS COMM MORT TRUST LBUBSCM               2027      4.064%             10,000             10,022            9,578
LB-UBS COMM MORT TRUST LBUBSCM               2027      3.636%             11,587             11,611           11,161
LB-UBS COMM MORT TRUST LBUBSCM               2027      4.207%              9,680              9,694            9,324
LBUBSCMT_04-C4                               2029      4.567%             10,000             10,078            9,738
LBUBSCMT_05-C5                               2030      4.741%             18,059             18,131           17,719
LBUBSCMT_2004-C7                             2029      3.625%              5,457              5,475            5,275
LBUBSCMT_2004-C8                             2029      4.201%             18,425             18,261           17,578
LBUBS_05-C1                                  2030      4.310%             13,100             12,992           12,502


                                     14


                                                                     BAL HELD AT
                                                                     06/30/2006
                                                                    PRINCIPAL AMT                           VALUE AT
                                                                   OF BONDS & NOTES        COST            06/30/2006
ISSUER NAME AND ISSUER TITLE                                        OR # OF SHARES     (NOTES a & c)        (NOTE a)
---------------------------------------------                      -------------------------------------------------------------
LEHMAN ABS CORPORATION LABS_05               2034      5.503%              3,219              3,219            3,220
LIFT - LEASE INVESTMENT FLIGHT               2016      5.629%              2,847              2,847            2,719
MARM_05-1                                    2035      5.162%              9,338              9,424            9,386
MERRILL LYNCH MOR INVEST INC M               2033      4.086%             10,000              9,978            9,924
MLCC_2004-1                                  2034      4.736%              3,969              3,976            3,914
MLMI_05-A1                                   2034      4.576%              7,641              7,658            7,443
MLMI_05-A2                                   2035      4.492%             12,495             12,499           12,058
MORGAN STANLEY CAPITAL I MSDWC               2040      3.270%              4,140              4,150            3,918
MSAC_2004-OP1                                2034      5.903%             10,000             10,000           10,018
MSALT_2004-HB2                               2009      2.940%              4,221              4,221            4,141
MSC 2004-IQ8 A3                              2040      4.500%              7,000              7,022            6,683
MSCI_04-HQ4                                  2040      4.220%              7,000              7,002            6,674
MSDWCI_02-IQ2                                2035      5.160%                633                633              630
MSDWCI_02-TOP7                               2039      5.380%              3,290              3,310            3,269
MSDWCI_04-T13                                2045      3.940%             15,000             14,774           14,094
MSM_2004-10AR                                2034      4.868%              5,851              5,902            5,870
MSM_2004-10AR                                2034      5.134%              6,734              6,806            6,637
MSM_2004-6AR                                 2034      4.354%              7,430              7,382            7,389
NAVOT_05-A                                   2014      4.430%              9,000              9,000            8,710
NEW YORK CITY TAX LIEN NYCTL_0               2018      4.780%              2,207              2,207            2,172 (d)
NPF XII INC NPF12_00-2                       2006      5.529%             10,000                  0                0 (b)(d)(e)
NSLT_2001-A                                  2012      5.760%              7,371              7,561            7,404
PCMT_03-PWR1                                 2036      3.669%              6,614              6,436            6,237
POPLR_05-3                                   2035      4.437%             10,060             10,059            9,745
PROVIDIAN GATEWAY MASTER TRUST               2011      3.350%              5,000              5,000            4,871 (d)
RALI_05-QA2                                  2035      5.072%             11,539             11,664           11,130
RALI_2004-QR1                                2034      5.250%              6,014              6,056            5,796
RALI_2004-QS5                                2034      4.750%              4,184              4,169            4,062
RAMC_05-3                                    2035      4.814%             10,000              9,993            9,767
RASC_04-KS12                                 2035      5.853%              7,000              7,000            7,024
RASC_04-KS9                                  2034      5.613%             13,054             13,063           13,078
RESIDENTIAL ACCREDIT LOANS INC               2035      5.620%              4,601              4,649            4,549
RESTRUCTURED ASSET SECURITIES                2030      4.000%              6,464              6,438            5,707 (d)
RFMSI_03-QS2                                 2033      4.500%              5,798              5,743            5,549
RFMSI_04-KS9                                 2034      4.620%             11,000             10,995           10,334
RFMSI_05-SA2                                 2035      5.155%             23,941             24,002           23,268
SASC_2003-24A                                2033      5.573%              3,454              3,519            3,379
SASC_2004-18H                                2034      4.750%             10,000             10,073            9,747
SBAP_05-10D                                  2015      4.510%              4,976              4,976            4,771
SMALL BUSINESS ADMIN                         2022      4.750%              3,746              3,817            3,544
SMALL BUSINESS ADMIN                         2013      3.900%              2,200              2,225            2,079
SMALL BUSINESS ADMIN                         2014      3.870%              5,318              5,373            5,028
STRUCTURED ADJUSTABLE RATE MOR               2034      4.935%              9,892             10,021            9,705
TMCL_05-1A                                   2020      5.449%             17,833             17,833           17,844 (d)
TOPT_01-TZH                                  2013      6.522%              2,727              2,725            2,751 (d)
TRIAD FINANCIAL CORP                         2010      4.280%             10,000              9,999            9,827
WAMU_04-AR10                                 2044      5.565%              7,589              7,617            7,619
WAMU_04-AR12                                 2044      5.515%             10,468             10,492           10,487
WAMU_05-AR2                                  2045      5.543%              2,163              2,163            2,166
WAMU_05-AR3                                  2035      4.647%             12,187             12,242           11,847
WAMU_2004-AR4                                2034      3.803%             10,000              9,823            9,554
WASHINGTON MUTUAL WAMU_03-A10                2033      4.065%             15,000             14,807           14,531
WASHINGTON MUTUAL WAMU_03-A11                2033      3.985%              7,500              7,489            7,218
WASHINGTON MUTUAL WAMU_03-A12                2034      3.961%             12,500             12,484           12,236
WASHINGTON MUTUAL WAMU_03-AR3                2033      3.927%              8,230              8,230            7,916
WASHINGTON MUTUAL WAMU_04-AR5-               2034      3.847%             10,000              9,739            9,546
WASHINGTON MUTUAL WAMU_04-AR7                2034      3.943%             10,000              9,765            9,594
WASHINGTON MUTUAL WAMU_04-S3                 2034      5.500%             15,360             15,667           15,150


                                     15


                                                                     BAL HELD AT
                                                                     06/30/2006
                                                                    PRINCIPAL AMT                           VALUE AT
                                                                   OF BONDS & NOTES        COST            06/30/2006
ISSUER NAME AND ISSUER TITLE                                        OR # OF SHARES     (NOTES a & c)        (NOTE a)
---------------------------------------------                      -------------------------------------------------------------
WASHINGTON MUTUAL WAMU_05-AR1                2045      5.573%              6,225              6,225            6,231
WASHINGTON MUTUAL WAMU_05-AR10               2035      4.839%             10,000             10,008            9,565
WASHINGTON MUTUAL WAMU_05-AR4                2035      4.676%             10,000              9,957            9,637
WASHINGTON MUTUAL WAMU_05-AR9                2045      5.643%              7,007              7,007            7,014
WBCMT_2004-C11                               2041      3.333%              6,438              6,399            6,231
WFMBS_04-DD                                  2035      4.513%              5,761              5,768            5,520
WFMBS_04-P                                   2034      4.250%              7,860              7,712            7,754
WFMBS_05-AR10                                2035      4.110%             10,228             10,161            9,975
WFMBS_05-AR2                                 2035      4.548%              4,691              4,710            4,557
WFMBS_05-AR2                                 2035      4.943%              6,291              6,344            6,170
WFMBS_05-AR4                                 2035      4.531%             12,439             12,406           12,074
WFMBS_2004-0                                 2034      4.890%              7,383              7,321            6,966
WFMBS_2004-CC                                2035      4.960%              8,102              8,131            7,901
WFMBS_2004-W                                 2034      4.573%             20,000             20,128           20,085
TOTAL - MORTGAGE BACKED SECURITIES                                     2,892,072          2,894,842        2,808,722

TOTAL - MORTGAGE BACKED SECURITIES                                     2,892,072          2,894,842        2,808,722

MUNICIPAL BONDS
New Jersey
NEW JERSEY STATE TRNPK AUTH                  2009      3.140%              4,000              4,000            3,777
TOTAL - NEW JERSEY                                                         4,000              4,000            3,777

New York
NEW YORK CITY GO - LT                        2008      3.000%              5,000              5,002            4,769
TOTAL - NEW YORK                                                           5,000              5,002            4,769

Pennsylvania
WYOMING VALLEY PA SANI AUTH WT               2007      5.125%                 30                 30               30
TOTAL - PENNSYLVANIA                                                          30                 30               30

TOTAL - MUNICIPAL BONDS                                                    9,030              9,032            8,576

CORPORATE DEBT SECURITIES
Corporate - Asset Backed
HERTZ CORP                                   2014      8.875%              1,645              1,658            1,686 (d)
TOTAL - CORPORATE - ASSET BACKED                                           1,645              1,658            1,686

Corporate - Finance
ALLIANCEBERNSTEIN HOLDING LP                 2006      5.625%             12,500             12,498           12,500
ALLSTATE CORP                                2006      5.375%              5,000              4,998            4,994
ALLSTATE FINANCIAL GLOBAL FUND               2008      4.250%              5,000              4,995            4,854 (d)
AMERICAN GENERAL FINANCE CORPO               2007      4.500%              7,500              7,494            7,390
AMERICAN GENERAL FINANCE CORPO               2008      2.750%              7,500              7,459            7,095
ASIF GLOBAL FINANCE                          2008      5.260%             15,000             15,000           15,005 (d)
ASSOCIATED BK GREEN BAY                      2007      3.700%              6,000              5,982            5,831
BANK OF AMERICA CORP                         2010      7.800%              5,000              5,564            5,339
BANK OF AMERICA CORP                         2009      5.875%              5,000              5,223            5,035
BANK OF NEW YORK CO INC                      2007      5.200%              7,000              7,024            6,962
BANK OF NEW YORK CO INC                      2009      3.625%             10,000              9,986            9,533
BANK ONE NA - CHICAGO                        2008      3.700%             19,000             19,079           18,478
BCP CRYSTAL US HOLDINGS CORP                 2014      9.625%                325                327              353
BERKSHIRE HATHAWAY                           2008      3.375%             17,500             17,471           16,660
CAMDEN PROPERTY TRUST                        2009      4.700%              3,750              3,746            3,620
CAMDEN PROPERTY TRUST                        2010      4.375%             10,000             10,013            9,553


                                     16


                                                                     BAL HELD AT
                                                                     06/30/2006
                                                                    PRINCIPAL AMT                           VALUE AT
                                                                   OF BONDS & NOTES        COST            06/30/2006
ISSUER NAME AND ISSUER TITLE                                        OR # OF SHARES     (NOTES a & c)        (NOTE a)
---------------------------------------------                      -------------------------------------------------------------
CLOROX COMPANY                               2010      4.200%             27,660             27,660           26,318
COUNTRYWIDE FUNDING CORP                     2006      5.500%              5,000              5,000            4,999
COUNTRYWIDE FUNDING CORP                     2009      4.125%             15,000             14,714           14,265
CROWN AMERICAS INC                           2013      7.625%              1,250              1,250            1,228 (d)
CROWN AMERICAS INC                           2015      7.750%              1,145              1,177            1,128 (d)
DIAGEO CAPITAL PLC                           2007      3.500%              4,000              3,998            3,881
DIAGEO CAPITAL PLC                           2008      3.375%             10,000              9,973            9,630
EOP OPERATING LP                             2007      7.750%             10,762             11,312           11,028
ERAC USA FINANCE COMPANY                     2008      7.350%             14,658             15,567           15,045 (d)
ERAC USA FINANCE COMPANY                     2008      5.300%             12,000             11,993           11,842 (d)
ERP OPERATING LP                             2009      4.750%             12,500             12,486           12,174
FIFTH THIRD BANCORP                          2008      3.375%             12,000             11,951           11,454
FLEETBOSTON FINANCIAL CORP                   2007      4.200%             11,000             11,059           10,775
GOLDMAN SACHS GROUP INC                      2012      6.600%             10,000             10,118           10,321
HEINZ H.J. COMPANY                           2008      6.428%             10,000             10,244           10,160 (d)
HOUSEHOLD FINANCE CORP                       2007      5.750%              5,000              4,986            5,004
HOUSEHOLD FINANCE CORP                       2008      4.625%             12,000             12,132           11,829
HSBC BANK USA                                2009      3.875%             20,000             19,918           18,933
INDESIT COMPANY SPA                          2009      5.170%             19,000             19,000           18,276 (d)
JPMORGAN CHASE & CO                          2008      4.000%             10,000             10,019            9,753
KELLOGG UK HOLDING CO LIMITED                2006      4.490%              2,800              2,800            2,783 (d)
KEY BANK OF NY                               2008      7.500%              9,000              9,847            9,364
LEHMAN BROTHERS HOLDINGS INC                 2010      4.375%              8,500              8,453            8,072
LEHMAN BROTHERS HOLDINGS INC                 2010      4.250%              5,000              4,985            4,750
M & I MARSHALL & ILSLEY BANK                 2009      3.950%             21,500             21,478           20,474
MARSHALL & ILSLEY CORPORATION                2006      5.750%             10,000             10,000           10,000
MBNA CORP                                    2008      4.625%              5,000              4,996            4,892
MERRILL LYNCH & CO INC                       2009      4.750%             10,000              9,989            9,726
MERRILL LYNCH & CO INC                       2008      3.700%              7,500              7,594            7,255
MERRILL LYNCH & CO INC                       2010      4.500%              2,000              2,007            1,919
MERRILL LYNCH AIG CBO                        2010      0.000%              6,500                  0                0 (b)(d)(e)
MERRILL LYNCH ELLIOTT & PAIGE                2010      0.000%             11,000                  0                0 (b)(d)(e)
METROPOLITAN LIFE GLOBAL FUNDI               2010      4.500%             20,000             19,955           19,134 (d)
MORGAN STANLEY                               2007      5.800%              5,000              4,998            5,003
NEWS AMERICA INC                             2008      6.625%              3,150              3,304            3,190
NEWS AMERICA INC                             2010      4.750%              2,000              2,026            1,927
OLD NATL BANCORP/IN                          2008      3.500%              7,000              6,991            6,703
POPULAR NA INC                               2008      4.250%             12,500             12,483           12,158
POPULAR NA INC                               2008      3.875%              2,500              2,502            2,392
PRICOA GLOBAL FUNDING I                      2008      4.350%             38,000             38,089           37,064 (d)
PRICOA GLOBAL FUNDING I                      2010      5.278%             15,000             15,000           15,031 (d)
PRICOA GLOBAL FUNDING I                      2010      4.200%              2,480              2,478            2,359 (d)
PRINCIPAL LIFE INC FNDG                      2010      5.200%              5,000              4,998            4,894
ROGERS WIRELESS INC                          2010      8.454%              1,500              1,537            1,543
SIMON PROPERTY GROUP INC                     2007      7.125%             10,000             10,063           10,098
ST PAUL COMPANIES                            2007      5.750%              7,000              6,996            7,001
SUNTRUST BANK                                2009      4.550%             20,000             19,989           19,360
SUNTRUST BANK                                2011      6.375%              3,500              3,837            3,583
SUNTRUST BANKS INC                           2007      5.050%              7,500              7,499            7,455
TD BANKNORTH INC                             2008      3.750%              8,650              8,681            8,357
TIAA GLOBAL MARKETS                          2008      3.875%              7,500              7,497            7,306 (d)
TRAVELERS PROPERTY CASUALTY                  2008      3.750%              5,000              4,995            4,841
UNION PLANTERS NATIONAL BANK                 2007      5.125%              5,000              5,000            4,964
US BANCORP                                   2008      3.125%              5,000              4,952            4,803
US BANK NA                                   2009      3.400%              6,800              6,741            6,431
US BANK NA                                   2011      6.375%             21,455             23,087           22,080
WACHOVIA CORP                                2006      4.950%              6,000              5,999            5,985
WACHOVIA CORP                                2009      3.625%             10,000              9,988            9,512


                                     17


                                                                     BAL HELD AT
                                                                     06/30/2006
                                                                    PRINCIPAL AMT                           VALUE AT
                                                                   OF BONDS & NOTES        COST            06/30/2006
ISSUER NAME AND ISSUER TITLE                                        OR # OF SHARES     (NOTES a & c)        (NOTE a)
---------------------------------------------                      -------------------------------------------------------------
WASHINGTON MUTUAL BANK FA                    2011      6.875%              1,500              1,637            1,566
WASHINGTON MUTUAL INC                        2006      7.500%              1,400              1,400            1,403
WASHINGTON MUTUAL INC                        2008      4.375%             12,980             13,098           12,716
WELLS FARGO & COMPANY                        2007      5.125%              5,000              5,000            4,985
WELLS FARGO & COMPANY                        2008      3.500%              5,000              4,998            4,822
WELLS FARGO BANK NA                          2011      6.450%             20,250             22,061           20,851
WORLD SAVINGS BANK FSB                       2009      4.125%             15,000             14,967           14,298
WORLD SAVINGS BANK FSB                       2009      4.500%             30,000             30,083           29,033
TOTAL - CORPORATE - FINANCE                                              786,515            776,494          753,328

Corporate - Industrial
ALLIED WASTE NORTH AMERICA                   2011      6.375%                505                491              485
ALUMINUM CO OF AMERICA-ALCOA                 2007      4.250%             10,000              9,992            9,853
AMERICAN STANDARD COS INC                    2008      7.375%              2,000              1,975            2,039
AMERISOURCE CORP                             2012      5.625%                400                398              382 (d)
AMERISOURCE CORP                             2015      5.875%              1,295              1,283            1,221 (d)
BALL CORP                                    2012      6.875%              2,000              2,045            1,965
BEAZER HOMES USA INC                         2013      6.500%                750                766              679
BOISE CASCADE LLC                            2012      7.943%              1,000              1,010              995
BOISE CASCADE LLC                            2014      7.125%                500                522              443
BOYD GAMING CORP                             2014      6.750%              1,000              1,002              949
BRISTOW GROUP INC                            2013      6.125%                500                482              461
BRITISH SKY BROADCASTING PLC                 2009      6.875%              1,500              1,478            1,536
BURLINGTON NORTHERN AND SANTA                2012      4.255%              4,993              4,993            4,468 (d)
BURLINGTON NORTHERN AND SANTA                2012      4.255%              8,532              8,532            7,685 (d)
BURLINGTON NORTHERN SANTA FE                 2010      7.125%              5,000              5,537            5,264
CADBURY SCHWEPPES US                         2008      3.875%             11,000             10,985           10,547 (d)
CAESARS ENTERTAINMENT INC                    2013      7.000%              1,000              1,067            1,018
CALIFORNIA STEEL INDUSTRIES                  2014      6.125%              1,500              1,493            1,388
CANADIAN NATL RAILWAY CO                     2009      4.250%             15,250             15,220           14,654
CARDINAL HEALTH INC                          2008      6.250%             16,585             17,271           16,701
CASCADES INC                                 2013      7.250%                425                434              393
CHESAPEAKE ENERGY CORP                       2013      7.500%              1,500              1,564            1,504
CHESAPEAKE ENERGY CORP                       2014      7.500%              1,000              1,020              998
CHESAPEAKE ENERGY CORP                       2015      6.375%                300                304              278
CHESAPEAKE ENERGY CORP                       2017      6.500%                210                208              192
CHURCH & DWIGHT CO INC                       2012      6.000%              1,750              1,757            1,619
COMCAST CORP                                 2011      5.500%              7,500              7,822            7,353
COMMUNITY HEALTH SYSTEMS INC                 2012      6.500%              2,350              2,370            2,230
CONOCO FUNDING CO                            2006      5.450%              3,000              3,010            2,998
COTT BEVERAGES INC                           2011      8.000%              1,750              1,739            1,746
CSC HOLDINGS INC                             2007      7.875%              2,500              2,465            2,531
CSC HOLDINGS INC                             2012      7.250%                500                512              484 (d)
CVS CORP                                     2009      4.000%             17,500             17,558           16,560
DAIMLERCHRYSLER NA HLDG                      2008      4.750%              9,000              9,176            8,843
DAIMLERCHRYSLER NA HLDG                      2008      4.050%             10,000             10,064            9,655
DAVITA INC                                   2013      6.625%              1,000                999              950
DEL MONTE FOODS CO                           2015      6.750%              1,500              1,510            1,391
DENBURY RESOURCES INC                        2013      7.500%                665                682              665
DEX MEDIA WEST LLC/DEX MEDIA F               2010      8.500%                890                923              923
DIRECTV HOLDINGS LLC                         2015      6.375%              1,985              1,964            1,831
DISNEY COMPANY - THE WALT                    2006      5.500%             10,000             10,007           10,001
DISNEY COMPANY - THE WALT                    2007      5.375%              5,000              4,998            4,982
DOMINOS INC                                  2011      8.250%                500                516              519
DOW CHEMICAL                                 2009      4.027%             22,500             22,500           21,223 (d)
DR HORTON INC                                2009      8.000%              2,000              1,996            2,083
DR HORTON INC                                2012      5.375%              5,825              5,801            5,411
DRS TECHNOLOGIES INC                         2013      6.875%              2,335              2,368            2,247


                                     18


                                                                     BAL HELD AT
                                                                     06/30/2006
                                                                    PRINCIPAL AMT                           VALUE AT
                                                                   OF BONDS & NOTES        COST            06/30/2006
ISSUER NAME AND ISSUER TITLE                                        OR # OF SHARES     (NOTES a & c)        (NOTE a)
---------------------------------------------                      -------------------------------------------------------------
ECHOSTAR DBS CORP                            2008      5.750%              1,750              1,754            1,711
ECHOSTAR DBS CORP                            2011      6.375%              1,000              1,000              958
EMMIS COMMUNICATIONS CORP                    2012      6.875%              1,000              1,003              980
ENCORE ACQUISITION CO                        2014      6.250%              1,000                957              920
ENCORE ACQUISITION CO                        2015      6.000%                160                151              144
ENERGIZER HOLDINGS INC                       2007      3.440%              6,000              6,000            5,789 (d)
ENERGIZER HOLDINGS INC                       2008      4.900%              4,000              4,000            3,906 (d)
EQUIFAX INC                                  2007      4.950%              4,000              3,998            3,940
EQUISTAR CHEMICALS LP                        2009      8.750%              1,500              1,540            1,549
FISHER SCIENTIFIC INTL INC                   2015      6.125%                675                678              651
FLEXTRONICS INTL LTD                         2013      6.500%              1,050              1,059              998
GARDNER DENVER INC                           2013      8.000%                250                250              263
GENERAL ELECTRIC CAP CORP                    2008      3.500%              7,500              7,497            7,226
GENERAL ELECTRIC CAP CORP                    2007      5.375%              5,000              4,997            4,990
GENERAL ELECTRIC CAP CORP                    2008      4.250%              4,000              3,992            3,921
GENERAL MOTORS ACCEPTANCE CORP               2011      6.875%             12,500             13,179           11,927
GEORGIA GULF CORP                            2013      7.125%              2,450              2,540            2,386
GIBRALTAR INDUSTRIES                         2015      8.000%                250                250              248 (d)
HALLMARK CARDS INC                           2008      4.220%             10,000             10,000            9,453 (d)
HCA INC                                      2012      6.300%              1,800              1,821            1,693
HCA INC                                      2009      5.500%                500                502              482
HILTON HOTELS CORP                           2009      7.200%              1,500              1,534            1,526
HOST MARRIOTT L.P.                           2013      7.125%              2,000              2,056            1,993
ING SECURITY LIFE INSTITUTIONA               2010      4.250%             23,750             23,727           22,767 (d)
ING SECURITY LIFE INSTITUTIONA               2010      5.258%             11,750             11,765           11,763 (d)
INTERNATIONAL PAPER CO                       2008      3.800%             15,000             15,042           14,490
JONES APPAREL GROUP INC                      2009      4.250%             11,250             11,248           10,477
K HOVNANIAN ENTERPRISES INC                  2014      6.375%              1,000              1,026              885
K HOVNANIAN ENTERPRISES INC                  2015      6.250%                750                750              657
KB HOME                                      2014      5.750%              1,660              1,652            1,460
KB HOME                                      2015      5.875%              2,035              2,024            1,775
KELLOGG CO                                   2008      2.875%              5,000              4,999            4,731
KENDALL-JACKSON WINE ESTATES L               2009      6.358%             12,000             12,000           12,000 (d)
KRAFT FOODS INC                              2006      4.625%             15,000             14,998           14,943
KRAFT FOODS INC                              2011      5.625%              9,250              9,584            9,100
KRAFT FOODS INC                              2008      4.000%              4,000              3,989            3,852
KROGER CO                                    2006      8.150%              4,000              4,000            4,002
L-3 COMMUNICATIONS CORP                      2013      6.125%              2,750              2,751            2,619
L-3 COMMUNICATIONS CORP                      2015      5.875%              1,000              1,000              933
LIN TELEVISION CORP                          2013      6.500%              1,500              1,483            1,369
MANITOWOC CO                                 2013      7.125%              1,575              1,601            1,544
MASCO CORP                                   2007      4.625%              5,000              4,997            4,921
MASSEY ENERGY CO                             2013      6.875%                990                991              921 (d)
MAY DEPARTMENT STORES COMPANY                2009      4.800%             17,500             17,555           17,019
MEDIANEWS GROUP INC                          2013      6.875%              1,500              1,495            1,365
MERITAGE CORP                                2015      6.250%                845                795              712
MERITOR AUTOMOTIVE INC                       2009      6.800%                 87                 89               84
MGM MIRAGE                                   2009      6.000%              2,250              2,258            2,188
MIRANT NORTH AMERICA LLC                     2013      7.375%                975                988              941 (d)
MOHEGAN TRIBAL GAMING AUTHORIT               2009      6.375%                500                503              487
MOOG INC                                     2015      6.250%              1,500              1,513            1,410
NALCO COMPANY                                2011      7.750%              1,500              1,533            1,496
NEWFIELD EXPLORATION CO                      2011      7.625%              2,500              2,562            2,531
NEWFIELD EXPLORATION CO                      2014      6.625%                200                208              191
NISOURCE INC                                 2006      3.628%             10,000             10,009            9,926
NORAMPAC INC                                 2013      6.750%              2,500              2,486            2,250
NORTHROP GRUMMAN CORP                        2011      7.125%              5,000              5,456            5,261
NOVA CHEMICALS CORPORATION                   2012      6.500%              1,800              1,867            1,656


                                     19


                                                                     BAL HELD AT
                                                                     06/30/2006
                                                                    PRINCIPAL AMT                           VALUE AT
                                                                   OF BONDS & NOTES        COST            06/30/2006
ISSUER NAME AND ISSUER TITLE                                        OR # OF SHARES     (NOTES a & c)        (NOTE a)
---------------------------------------------                      -------------------------------------------------------------
NOVELIS INC                                  2015      8.000%              1,300              1,335            1,248 (d)
OFFICEMAX INC                                2013      7.000%              1,500              1,568            1,337
OMNICARE INC                                 2013      6.125%              1,750              1,774            1,619
OMNICARE INC                                 2015      6.875%                575                583              546
OWENS-BROCKWAY                               2011      7.750%              1,500              1,542            1,511
PACIFIC ENERGY PARTNERS L.P.                 2014      7.125%                500                507              505
PACIFIC ENERGY PARTNERS L.P.                 2015      6.250%                250                252              243
PACKAGING CORP OF AMERICA                    2008      4.375%              3,250              3,243            3,143
PEABODY ENERGY CORP                          2013      6.875%              2,800              2,879            2,751
PEABODY ENERGY CORP                          2016      5.875%              1,000              1,006              915
PRAXAIR INC                                  2008      2.750%             15,000             14,974           14,188
RAYTHEON COMPANY                             2010      6.550%              1,655              1,806            1,694
RAYTHEON COMPANY                             2010      6.000%                638                688              642
RAYTHEON COMPANY                             2007      4.500%              2,995              3,011            2,940
RIO TINTO LTD                                2008      2.625%             12,500             12,499           11,705
ROGERS CABLE SYSTEMS                         2013      6.250%              1,500              1,519            1,406
RR DONNELLEY & SONS CO                       2009      3.750%              7,500              7,494            7,064
SAFEWAY INC                                  2007      4.800%              5,000              4,998            4,945
SARA LEE CORP                                2008      2.750%             15,000             14,979           14,141
SCOTTS COMPANY                               2013      6.625%              1,500              1,523            1,440
SEAGATE TECHNOLOGY HDD HOLDING               2009      8.000%                250                259              256
SHAW COMMUNICATIONS INC                      2011      7.250%              1,250              1,291            1,247
SILGAN HOLDINGS INC                          2013      6.750%              1,000              1,001              975
SPEEDWAY MOTORSPORTS INC                     2013      6.750%              1,000              1,010              970
STANDARD-PACIFIC CORP                        2008      6.500%              1,500              1,503            1,478
STANDARD-PACIFIC CORP                        2010      6.500%                295                297              277
STANLEY WORKS/THE                            2007      3.500%              2,500              2,497            2,432
STARWOOD HOTELS AND RESORTS WO               2012      7.875%                500                542              522
STATION CASINOS INC                          2012      6.000%              1,660              1,632            1,554
SUNGARD DATA                                 2014      4.875%                370                328              322
THOMSON CORP                                 2009      4.250%              7,500              7,464            7,159
TRANSDIGM INC                                2014      7.750%                720                720              716 (d)
TRIAD HOSPITALS INC                          2013      7.000%                500                511              486
TRIAD HOSPITALS INC                          2012      7.000%              1,500              1,500            1,493
TYCO INTL GROUP SA                           2009      6.125%             13,500             13,949           13,591
UNION PACIFIC CORP                           2009      3.875%              6,000              5,992            5,730
UNION PACIFIC CORP                           2010      3.625%              3,000              2,988            2,775
UNION PACIFIC RAILROAD COMPANY               2012      3.860%             11,184             11,184           10,607 (d)
UNION TANK                                   2008      6.500%              1,102              1,101            1,111
UNITED RENTALS - NORTH AMERICA               2012      6.500%                915                914              865
UNITED STATES STEEL CORP                     2010      9.750%              1,500              1,553            1,598
VAIL RESORTS INC                             2014      6.750%                650                659              618
VALERO ENERGY CORP                           2007      6.125%              3,500              3,499            3,504
VALMONT INDUSTRIES                           2014      6.875%              1,500              1,503            1,448
VALSPAR CORP                                 2007      6.000%             10,000              9,991           10,002
VIACOM INC                                   2007      5.625%              2,500              2,507            2,497
VIDEOTRON - LE GRPE LTD                      2014      6.875%              1,000              1,017              948
VIN & SPIRIT AB - V&S                        2008      3.570%             15,000             15,000           14,309 (d)
WABTEC CORP                                  2013      6.875%              1,360              1,377            1,326
WALMART STORES INC                           2006      5.450%             10,000             10,006            9,999
WCI COMMUNITIES INC                          2013      7.875%              1,809              1,846            1,576
WEYERHAEUSER CO                              2008      5.950%             10,000             10,174           10,008
XTO ENERGY INC                               2014      4.900%              1,000                995              918
TOTAL - CORPORATE - INDUSTRIAL                                           640,375            645,501          620,023

Corporate - Utility
ALLTEL CORP                                  2007      4.656%             10,000             10,059            9,926
AMERICAN ELECTRIC POWER                      2009      6.499%             15,000             15,000           14,853 (d)


                                     20


                                                                     BAL HELD AT
                                                                     06/30/2006
                                                                    PRINCIPAL AMT                           VALUE AT
                                                                   OF BONDS & NOTES        COST            06/30/2006
ISSUER NAME AND ISSUER TITLE                                        OR # OF SHARES     (NOTES a & c)        (NOTE a)
---------------------------------------------                      -------------------------------------------------------------
AMERITECH CAPITAL FUNDING CORP               2008      6.150%              7,000              7,323            7,019
CINCINNATI BELL                              2013      7.250%              1,250              1,268            1,231
CINGULAR WIRELESS LLC                        2006      5.625%              5,000              4,998            5,000
COMCAST CABLE COMMUNICATIONS I               2008      6.200%             15,000             15,712           15,149
CONSOLIDATED EDISON CO OF NEW                2008      6.250%              6,000              6,259            6,047
CONSOLIDATED NAT GAS CO                      2008      6.625%              5,700              6,046            5,791
CONSUMERS ENERGY                             2008      6.375%              3,500              3,634            3,523
CONSUMERS ENERGY                             2008      4.250%              9,500              9,633            9,234
DETROIT ENERGY                               2009      6.650%              5,000              5,306            5,090
DEUTSCHE TELEKOM INTERNATIONAL               2010      8.000%             15,750             17,961           16,909
DEUTSCHE TELEKOM INTERNATIONAL               2008      3.875%              5,000              5,001            4,829
DUKE ENERGY CORP                             2008      3.750%              4,500              4,501            4,357
DUKE ENERGY CORP                             2008      4.200%             10,000             10,042            9,659
ENERGY EAST CORPORATION                      2006      5.750%              7,500              7,496            7,499
FIRSTENERGY CORP                             2006      5.500%             10,000              9,999            9,992
FLORIDA POWER CORP                           2008      5.570%             10,000             10,000            9,996
FPL GROUP CAPITAL INC.                       2007      4.086%             15,000             15,053           14,852
GULF STATE UTILITIES                         2009      5.631%             10,000             10,000            9,895
KANSAS CITY POWER & LIGHT                    2007      6.000%              4,000              3,999            4,003
NEVADA POWER COMPANY                         2016      5.950%                175                175              164 (d)
NISOURCE FINANCE CORPORATION                 2010      7.875%              7,500              8,452            8,024
NISOURCE FINANCE CORPORATION                 2006      3.200%              3,000              3,000            2,977
PACIFIC GAS AND ELECTRIC COMPA               2009      3.600%             17,500             17,246           16,609
PACIFICORP                                   2008      4.300%              6,500              6,496            6,323
PLAINS EXPLORATION & PRODUCT                 2014      7.125%                895                903              882
PPL ELECTRIC UTILITIES CORPORA               2007      5.875%              6,135              6,335            6,141
PROGRESS ENERGY CAROLINAS                    2009      5.950%              4,000              4,165            4,021
PSEG POWER                                   2007      5.381%              5,000              5,032            4,959
PUGET ENERGY INC                             2008      3.363%              3,500              3,500            3,339
RELIANT RESOURCES INC                        2014      6.750%              1,500              1,521            1,384
SBC COMMUNICATIONS INC                       2011      6.250%              7,000              7,445            7,073
SBC COMMUNICATIONS INC                       2009      4.125%              5,000              4,977            4,750
SCANA CORP                                   2008      5.381%             20,000             20,000           20,016
SOUTHERN CA GAS CO                           2009      5.401%             10,000             10,000            9,996
SOUTHERN COMPANY CAPITAL FUNDI               2007      5.300%              6,500              6,499            6,470
SOUTHWESTERN PUB SRV CO                      2006      5.125%              7,000              6,999            6,985
SPRINT CAPITAL CORP                          2011      7.625%             10,000             11,054           10,644
TAMPA ELECTRIC CO                            2007      5.375%              3,785              3,887            3,762
TELECOM ITALIA                               2010      4.000%             15,000             14,819           14,037
TELUS CORP ORD                               2007      7.500%              9,000              9,264            9,132
TELUS CORP ORD                               2011      8.000%              9,900             11,228           10,721
TRANS CONTINENTAL GAS PIPELINE               2011      7.000%                750                786              758
US WEST COMMUNICATIONS INC                   2015      7.625%                510                515              504
VERIZON NEW YORK INC                         2012      6.875%              4,000              4,313            4,053
VERIZON PENNSYLVANIA                         2011      5.650%             12,250             12,671           11,873
XCEL ENERGY                                  2008      3.400%              2,500              2,461            2,383
TOTAL - CORPORATE - UTILITY                                              353,600            363,033          352,834

TOTAL - CORPORATE DEBT SECURITIES                                      1,782,135          1,786,686        1,727,871

TOTAL - BONDS AND NOTES                                                4,705,133          4,712,463        4,566,221


PREFERRED STOCK

PREFERRED STOCK - STATED MATURITY
Corporate - Industrial
WHIRLPOOL CORPORATION                        2008      6.550%                  9                902              902 (d)


                                     21


                                                                     BAL HELD AT
                                                                     06/30/2006
                                                                    PRINCIPAL AMT                           VALUE AT
                                                                   OF BONDS & NOTES        COST            06/30/2006
ISSUER NAME AND ISSUER TITLE                                        OR # OF SHARES     (NOTES a & c)        (NOTE a)
---------------------------------------------                      -------------------------------------------------------------
TOTAL - CORPORATE - INDUSTRIAL                                                 9                902              902


Corporate - Utility
AMERENCILCO                                  2008      5.850%                 31              3,131            3,045
LOUISVILLE GAS & ELECTRIC CO                 2008      5.875%                 10              1,019            1,020
SAN DIEGO GAS & ELEC COMPANY                 2008      7.050%                 39                980              949
TOTAL - CORPORATE - UTILITY                                                   80              5,130            5,014


TOTAL - PREFERRED STOCK - STATED MATURITY                                     89              6,032            5,916


PREFERRED STOCK - PERPETUAL
Corporate - Finance
UBS PREFERRED FUNDING TRUST IV                         6.243%             20,000             19,612           19,703
TOTAL - CORPORATE - FINANCE                                               20,000             19,612           19,703


TOTAL - PREFERRED STOCK - PERPETUAL                                       20,000             19,612           19,703


TOTAL - PREFERRED STOCK                                                   20,089             25,644           25,619


TOTAL INVESTMENTS IN SECURITIES OF
UNAFFILIATED ISSUERS                                                   4,725,222          4,738,107        4,591,840


NOTES:

a) All available for sale securities are carried at fair value on the balance sheet
b) In the absence of market quotations, securities are valued by Ameriprise Certificate Company at fair value
c) Aggregate cost of investment in securities of unaffiliated issuers for federal income tax purposes was $4.8 billion.
d) Securities acquired in private negotiation which may require registration under federal securities law if they were to be publicly sold.
e)    Non-income producing securities

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